Expense Example - Federated Hermes International Dividend Strategy Portfolio - Federated Hermes International Dividend Strategy Portfolio	Dec. 31, 2021 USD ($)
Expense Example:
1 Year	none
3 Years	none
5 Years	none
10 Years	none